Significant Risks (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Product Information [Line Items]
Cash and restricted cash	$ 6,759,336	$ 5,504,202	$ 4,324,956
Maximum insured amount						$ 57,969	$ 75,000
Depositor at bank				$ 77,292	$ 100,000
Allowance for expected credit losses	$ 12,148		$ 12,148
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	18.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage		15.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage		13.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage		13.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage	18.00%		16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage			12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%